Expense Example {- Fidelity High Yield Factor ETF} - 10.31 Fidelity High Yield Factor ETF PRO-07 - Fidelity High Yield Factor ETF - Fidelity High Yield Factor ETF	Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567